RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transactions With Related Parties For Amount Due From Related Parties) (Details) - Due From Related Parties [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 11,660	$ 14,625	$ 4,957
Beautiful Bay Co., Ltd, Substantially controlled by the majority shareholder of OPH [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	0	4,775
Yi Chuang Xin He [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	0	10,542	0
Beijing Yunke Logistics Co Ltd [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	8,591	0	0
Others [Member]
Related Party Transaction [Line Items]
Transactions with related parties for amount due from related parties	$ 3,069	$ 4,083	$ 182